INCOME TAX EXPENSES (Schedule of Balances of Deferred Tax Asset (Liability)) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Balance of deferred tax asset (liability) in respect of
As at January 1	₪ 55		₪ 41		₪ 49
Charged to the income statement	(17)		13		(3)
Charged to other comprehensive income		[1]	1		2
Effect of change in corporate tax rate					(7)
As at December 31	38		55		41
Allowance for doubtful accounts [Member]
Balance of deferred tax asset (liability) in respect of
As at January 1	45		45		45
Charged to the income statement	(2)			[1]	6
Effect of change in corporate tax rate					(6)
As at December 31	43		45		45
Provisions for employee rights [Member]
Balance of deferred tax asset (liability) in respect of
As at January 1	15		14		14
Charged to the income statement	2			[1]		[1]
Charged to other comprehensive income		[1]	1		2
Effect of change in corporate tax rate					(2)
As at December 31	17		15		14
Depreciable fixed assets and software [Member]
Balance of deferred tax asset (liability) in respect of
As at January 1	(27)		(35)		(53)
Charged to the income statement	8		8		13
Effect of change in corporate tax rate					5
As at December 31	(19)		(27)		(35)
Intangibles, deferred expenses and carry forward losses [Member]
Balance of deferred tax asset (liability) in respect of
As at January 1	16		9		22
Charged to the income statement	(24)		7		(8)
Effect of change in corporate tax rate					(5)
As at December 31	(8)		16		9
Options granted to employees [Member]
Balance of deferred tax asset (liability) in respect of
As at January 1	6		6		3
Charged to the income statement	(1)			[1]	4
Effect of change in corporate tax rate					(1)
As at December 31	5		6		6
Other [Member]
Balance of deferred tax asset (liability) in respect of
As at January 1		[1]	2		18
Charged to the income statement		[1]	(2)		(18)
Effect of change in corporate tax rate					2
As at December 31		[1]		[1]	₪ 2

[1]	Representing an amount of less than NIS 1 million.